Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 300.3	$ 412.5	$ 26.4	$ 0.6	$ 739.8
Indiana, US [Member]
Total	7.2				7.2
Illinois, US [Member]
Total	2.7		0.3		3.0
New Mexico, US [Member]
Total	1.6		0.1		1.7
Colorado, US [Member]
Total	1.2				1.2
Wyoming, US [Member]
Total	59.9	146.1			206.0
Alabama, US [Member]
Total	0.1	1.0			1.1
Queensland, AU [Member]
Total	2.5	135.3	17.9		155.7
New South Wales, AU [Member]
Total	3.3	$ 130.1	7.7	$ 0.6	141.7
Total Company [Member]
Total	$ 221.8		$ 0.4		$ 222.2